Segment Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net operating revenues from external customers	₩ 17,945,162	₩ 17,028,171	₩ 16,178,836
Major non-current assets	9,967,408	11,115,875
Domestic
Disclosure of geographical areas [line items]
Net operating revenues from external customers	16,368,513	15,530,844	14,763,248
Major non-current assets	8,977,713	9,915,068
United States
Disclosure of geographical areas [line items]
Net operating revenues from external customers	79,615	128,325	75,944
Major non-current assets	31,788	35,576
New Zealand
Disclosure of geographical areas [line items]
Net operating revenues from external customers	1,013	12,580	12,611
Major non-current assets	597	829
China
Disclosure of geographical areas [line items]
Net operating revenues from external customers	165,709	167,621	177,175
Major non-current assets	22,657	22,271
Cambodia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	690,871	595,562	572,858
Major non-current assets	96,493	101,879
United Kingdom
Disclosure of geographical areas [line items]
Net operating revenues from external customers	73,297	71,545	52,372
Major non-current assets	10,572	9,023
Indonesia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	320,419	320,741	327,599
Major non-current assets	466,781	430,632
Others
Disclosure of geographical areas [line items]
Net operating revenues from external customers	245,725	200,953	197,029
Major non-current assets	29,490	35,746
Consolidation adjustments
Disclosure of geographical areas [line items]
Net operating revenues from external customers	0	0	₩ 0
Major non-current assets	₩ 331,317	₩ 564,851